EARNINGS PER SHARE - Summary of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share [abstract]
Profit attributable to owners of the Company	€ 1,596,919	€ 1,521,877	€ 1,252,048
Weighted average number of common shares for basic earnings per common share (shares)	178,125,000	179,743,000	181,220,000
Basic earnings per common share (in Euros per share)	€ 8.97	€ 8.47	€ 6.91
Diluted earnings per share [abstract]
Profit attributable to owners of the Company	€ 1,596,919	€ 1,521,877	€ 1,252,048
Weighted average number of common shares for diluted earnings per common share (shares)	178,321,000	179,992,000	181,511,000
Diluted earnings per common share (in Euros per share)	€ 8.96	€ 8.46	€ 6.90
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average number of common shares for basic earnings per common share (shares)	178,125,000	179,743,000	181,220,000
Share-based compensation (shares)	196,000	249,000	291,000
Weighted average number of common shares for diluted earnings per common share (shares)	178,321,000	179,992,000	181,511,000